Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022, are presented below:

	2023	2022	2021
Expected tax (recovery) expense	$(550,269)	$(314,497)	$5,535
Change in statutory, foreign tax, foreign exchange rates and other	183,916	(161,505)	231,545
Permanent differences	140,572	187,044	227
Adjustment to prior years provision versus statutory tax returns	(26,902)	(5)	17,161
Change in valuation allowance	226,705	138,474	(37,791)
Current income taxes (recovery) expense	$(25,978)	$60,010	$6,178
Deferred income tax (recovery) expense	-	(210,499)	210,499
Total taxation (recovery) expense	$(25,978)	$(150,489)	$216,677

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022 are presented below:

	2023	2022
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$362,074	$208,480
Equipment	(1,072)	1,627
Intangible assets	(72,206)	(263,915)
Other	157,457	273,357
Valuation Allowance	(446,253)	(219,549)
Total deferred tax (liability) asset	$-	$-